Property, Plant and Equipment - Schedule of Movements of Accumulated Depreciation of Property, Plant and Equipment (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Opening balances	$ 71,933	$ 80,615
Ending, balances	60,196	71,933
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balances	32,648	36,653
Ending, balances	28,653	32,648
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balances	3,548	3,507
Ending, balances	2,319	3,548
Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balances	23,798	27,650
Ending, balances	19,312	23,798
Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balances	(129,208)	(117,271)
Depreciation for the year	(18,920)	(18,608)
Sales and/or disposals for the year	15,683	6,952
Impairment	(10)	1,140
Exchange differences	8,772	(1,140)
Reclassification from assets held for sale	1,320
Others		(281)
Ending, balances	(122,363)	(129,208)
Accumulated Depreciation [Member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balances	(43,071)	(36,658)
Depreciation for the year	(6,562)	(6,920)
Sales and/or disposals for the year	12,811
Impairment		705
Exchange differences	2,235	(198)
Reclassification from assets held for sale	1,320
Ending, balances	(33,267)	(43,071)
Accumulated Depreciation [Member] | Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balances	(62,037)	(57,754)
Depreciation for the year	(7,864)	(8,217)
Sales and/or disposals for the year	1,034	4,645
Impairment		52
Exchange differences	5,294	(763)
Ending, balances	(63,573)	(62,037)
Accumulated Depreciation [Member] | Other [member].
Disclosure of detailed information about property, plant and equipment [line items]
Opening balances	(24,100)	(22,859)
Depreciation for the year	(4,494)	(3,471)
Sales and/or disposals for the year	1,838	2,307
Impairment	(10)	383
Exchange differences	1,243	(179)
Others		(281)
Ending, balances	$ (25,523)	$ (24,100)